Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

	Concession contract		Concession and authorization rights/goodwill	Other intangibles	Total
	Distribution	Generation
Balance as of January 1, 2024	8,317,327	1,303,158	1,498,544	51,060	11,170,089
Grant Bonus	–	4,073,915	–	–	4,073,915
ANEEL grant - use of public property	–	205,201	–	–	205,201
Acquisitions	–		–	24,371	24,371
Amortization quotas – granting and authorization (b)	(556,862)	(230,680)	(44,383)	(8,720)	(840,645)
Transfers from contract assets (Note 10)	2,103,522	–	–	–	2,103,522
Other transfers	15	–	–	(3,287)	(3,272)
Write-offs or disposal	(75,644)	–	–	(539)	(76,183)
(-) Reclassification to Assets Held for Sale (Note 37).	–	(30,674)	–	(2,714)	(33,388)
Balance as of December 31, 2024	9,788,358	5,320,920	1,454,161	60,171	16,623,610
Effect of business combination (a)	–	720,004	–	11,587	731,591
ANEEL grant - use of public property	–	(1,728)	–	–	(1,728)
Acquisitions	–	–	–	43,788	43,788
Amortization quotas – granting and authorization (b)	(673,861)	(201,685)	(44,384)	(10,326)	(930,256)
Transfers from contract assets (Note 10)	2,901,548	–	–	–	2,901,548
Write-offs or disposal	(147,917)	–	–	(100)	(148,017)
(-) Reclassification to Assets Held for Sale (Note 37).	–	(6,154)	–	(7,773)	(13,927)
Balance as of December 31, 2025	11,868,128	5,831,357	1,409,777	97,347	19,206,609
(a) Balances acquired in the business combination described in Note 1.2, which will be amortized over the term of the concession.
(b) Distribution: amortization during the concession period from the transfer to intangible assets in service or the useful life of the assets, whichever is shorter. Generation: amortization during the concession/authorization period from the start of commercial operation of the project. Other intangibles: annual amortization rate of 20%.